SUBORDINATED DEBENTURES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013	Aug. 31, 2003
OTHER BORROWINGS
Subordinated debentures	$ 7,217,000	$ 7,217,000	$ 7,217,000
Kentucky Bancshares, Statutory Trust I
OTHER BORROWINGS
Trust common securities				217,000
Trust preferred securities				7,000,000
Kentucky Bancshares, Statutory Trust I | Subordinated debentures.
OTHER BORROWINGS
Subordinated debentures	$ 7,217,000
Fixed interest rate for the first 5 years (as a percent)	7.06%
Period of fixed interest rate	5 years
Variable interest rate base	3 month LIBOR
Basis spread on the variable rate basis (as a percent)	3.00%
Variable interest rate starting September 2008 (as a percent)			3.26%
Redemption price as a percentage of face value	100.00%
Kentucky Bancshares, Statutory Trust I | Subordinated debentures. | Maximum
OTHER BORROWINGS
Period of interest payments that may be deferred	5 years